Document And Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Entity Registrant Name	JinkoSolar Holding Co., Ltd.
Entity Central Index Key	0001481513
Current Fiscal Year End Date	--06-30
Entity Filer Category	Accelerated Filer
Trading Symbol	JKS
Entity Common Stock, Shares Outstanding	0